Net (Loss) Income Per Share	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Net (Loss) Income Per Share
Note 8 — Net (Loss) Income Per Share
The Company has two classes of common stock, Class A and Class B. Shares of the Company’s Class B Common Stock do not share in the earnings or losses attributable to Direct Digital Holdings, Inc. and are therefore not participating securities. The Company uses the two-class method to calculate basic and diluted earnings per share as a result of outstanding participating securities in the form of warrants. The following table sets forth the computation of the Company’s basic and diluted (loss) income per share (in thousands, except per share amounts).

	Year Ended December 31,
	2023	2022
Net (loss) income	$(2,194)	$205
Less: net loss prior to Organizational Transactions	—	(464)
Net (loss) income attributable to Class A shareholders and participating securities	(2,194)	669
Less: net income allocated to participating securities	—	353
Net (loss) income allocated to Class A shareholders	$(2,194)	$316

Weighted average common shares outstanding - basic	2,988	2,848
Options to purchase common stock	—	—
Unvested restricted stock units	—	43
Weighted average common shares outstanding - diluted	2,988	2,891
Net (loss) income per share, basic	$(0.73)	$0.11
Net (loss) income per share, diluted	$(0.73)	$0.11
The following weighted-average outstanding shares of common stock equivalents were excluded from the computation of diluted net (loss) income per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive (in thousands):

	Year Ended December 31,
	2023	2022
Class B Common Stock	11,249	11,330
Restricted stock units	511	189
Options to purchase common stock	347	—
Total excludable from net (loss) income per share attributable to common stockholders - diluted	12,107	11,519
Note 8 — Net (Loss) Income Per Share
The Company has two classes of common stock, Class A and Class B. Shares of the Company’s Class B Common Stock do not share in the earnings or losses attributable to Direct Digital Holdings, Inc. and are therefore not participating securities. The Company uses the two-class method to calculate basic and diluted earnings per share as a result of outstanding participating securities in the form of warrants for the three and nine months ended
September 30, 2023. The following table sets forth the computation of the Company’s basic and diluted net (loss) income per share (in thousands, except per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Net (loss) income attributable to Class A shareholders and participating securities	$(2,690)	$571	$(4,055)	$549
Less: net income allocated to participating securities	—	296	—	285
Net (loss) income allocated to Class A shareholders	$(2,690)	$275	$(4,055)	$264

Weighted average common shares outstanding - basic	3,793	2,990	3,667	2,938
Class B Common Stock	—	—	—	—
Options to purchase common stock	—	20	—	24
Unvested restricted stock units	—	34	—	118
Weighted average common shares outstanding - diluted	3,793	3,044	3,667	3,080
Net (loss) income per common share, basic	$(0.71)	$0.09	$(1.11)	$0.09
Net (loss) income per common share, diluted	$(0.71)	$0.09	$(1.11)	$0.09
The following weighted-average outstanding shares of common stock equivalents were excluded from the computation of diluted net (loss) income per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Class B Common Stock	10,868	11,278	10,868	11,278
Options to purchase common stock	346	343	362	365
Unvested restricted stock units	268	495	402	382
Total excludable from net loss per share attributable to common stockholders - diluted	11,482	12,116	11,632	12,025